UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
ASSET-BACKED SECURITIES--2.7%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   1.875%, 5/25/34(1)                                        $  3,208,688   $    2,536,995
Argent Securities Trust 2006-M3, Asset-Backed
   Pass-Through Certificates, Series 2006-M3, Cl. A2B,
   1.495%, 9/25/36(1)                                           1,430,000        1,216,893
Capital Auto Receivables Asset Trust 2008-2, Automobile
   Asset-Backed Securities, Series 2008-2, Cl. A2A,
   3.78%, 3/15/11                                               3,510,000        3,413,447
Countrywide Home Loans, Asset-Backed Certificates:
   Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                 1,480,000        1,219,069
   Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                   941,045          795,099
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
   Certificates, Series 2008-B, Cl. A2A, 3.81%, 6/8/11          3,510,000        3,408,805
Embarcadero Aircraft Securitization Trust, Airplane
   Receivable Nts., Series 2000-A, Cl. B, 8/15/25(2, 3, 4)      4,550,157           34,126
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
   Pass-Through Certificates, Series 2005-FF10, Cl. A3,
   1.605%, 11/25/35(1)                                            686,949          675,976
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   1.485%, 7/25/36(1)                                           2,730,000        2,334,866
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-4, Cl. 2A1B, 5.17%, 10/25/35                              597,585          539,807
Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 1.495%,
   7/1/36(1)                                                    2,682,836        2,402,740
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3,
   5.68%, 1/25/36(1)                                            1,550,000        1,451,518
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-RS4, Cl. A1,
   1.475%, 7/25/36(1)                                              74,237           73,144
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-KS7, Cl. A2, 1.495%, 9/25/36(1)                         2,894,679        2,638,662
Soundview Home Loan Trust 2006-OPT5, Asset-Backed
   Certificates, Series 2006-OPT5, Cl. 2A2, 1.485%,
   7/25/36(1)                                                   8,449,783        8,159,272
Structured Asset Securities Corp., Interest-Only
   Stripped Pass-Through Certificates, Series 2002-AL1,
   Cl. AIO, 18.916%, 2/25/32(5)                                13,202,422          947,783
Wells Fargo Home Equity Asset-Backed Securities 2006-2
   Trust, Home Equity Asset-Backed Certificates, Series
   2006-2, Cl. A2, 1.495%, 7/25/36(1)                           2,487,882        2,346,738
                                                                            --------------
Total Asset-Backed Securities (Cost $41,731,816)                                34,194,940
                                                                            --------------
MORTGAGE-BACKED OBLIGATIONS--102.9%
GOVERNMENT AGENCY--87.8%
FHLMC/FNMA/SPONSORED--86.7%
Federal Home Loan Mortgage Corp.:
   4.50%, 5/15/19                                                 267,225          267,868
   5%, 7/15/33-6/15/34                                         13,940,440       14,048,757
   6%, 7/15/24-3/15/33                                          7,119,213        7,308,736
   6.50%, 4/15/18-4/1/34                                        5,711,952        5,889,410
   7%, 8/15/16-10/1/31                                          8,920,134        9,307,359
   7.50%, 9/15/12-4/25/36                                       4,945,035        5,214,793


                      1 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
   8%, 4/1/16                                                $    970,816   $    1,034,415
   9%, 8/1/22-5/1/25                                              233,095          254,432
   11.50%, 6/15/20-12/3/20                                        183,332          210,514
   12.50%, 7/15/19                                                 52,204           61,294
   13%, 8/15/15                                                    48,141           57,073
   14%, 2/14/11                                                     9,574           10,973
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
   Series 151, Cl. F, 9%, 5/15/21                                  66,771           66,782
   Series 1644, Cl. S, 4.219%, 12/15/23(1)                      4,992,833        5,181,287
   Series 2006-11, Cl. PS, 19.452%, 3/25/36(1)                  1,308,874        1,385,125
   Series 2043, Cl. ZP, 6.50%, 4/15/28                          4,168,183        4,334,083
   Series 2116, Cl. ZA, 6%, 1/15/29                             4,567,061        4,719,841
   Series 2148, Cl. ZA, 6%, 4/15/29                             7,369,754        7,614,115
   Series 2173, Cl. Z, 6.50%, 7/15/29                             682,785          696,424
   Series 2220, Cl. PD, 8%, 3/15/30                               286,629          306,386
   Series 2326, Cl. ZP, 6.50%, 6/15/31                            792,206          818,341
   Series 2344, Cl. FP, 2.373%, 8/15/31(1)                      1,038,817        1,037,079
   Series 2368, Cl. PR, 6.50%, 10/15/31                         3,380,555        3,492,672
   Series 2427, Cl. ZM, 6.50%, 3/15/32                          2,796,216        2,856,977
   Series 2435, Cl. EQ, 6%, 5/15/31                             2,231,727        2,254,301
   Series 2451, Cl. FD, 2.423%, 3/15/32(1)                        786,513          785,063
   Series 2461, Cl. PZ, 6.50%, 6/15/32                          1,530,980        1,599,446
   Series 2464, Cl. FI, 2.423%, 2/15/32(1)                        909,966          907,713
   Series 2465, Cl. PG, 6.50%, 6/15/32                          2,743,042        2,858,451
   Series 2470, Cl. LF, 2.423%, 2/15/32(1)                        912,644          922,752
   Series 2471, Cl. FD, 2.423%, 3/15/32(1)                      1,687,880        1,741,298
   Series 2500, Cl. FD, 1.923%, 3/15/32(1)                      1,011,343          997,357
   Series 2517, Cl. GF, 2.423%, 2/15/32(1)                        723,274          745,816
   Series 2526, Cl. FE, 1.823%, 6/15/29(1)                      1,456,230        1,421,109
   Series 2530, Cl. FD, 1.923%, 2/15/32(1)                      1,424,834        1,388,820
   Series 2538, Cl. F, 2.023%, 12/15/32(1)                      2,675,198        2,650,853
   Series 2551, Cl. FD, 1.823%, 1/15/33(1)                      1,132,262        1,112,683
   Series 2551, Cl. LF, 1.923%, 1/15/33(1)                        118,726          116,666
   Series 2592, Cl. F, 2.173%, 12/15/32(1)                      2,774,619        2,857,741
   Series 2641, Cl. CE, 3.50%, 9/15/25                          1,002,790          997,702
   Series 2727, Cl. UA, 3.50%, 10/15/22                           281,478          281,418
   Series 2750, Cl. XG, 5%, 2/1/34                              8,950,000        8,629,974
   Series 2754, Cl. PE, 5%, 2/15/34                             5,000,000        4,817,478
   Series 2777, Cl. PJ, 4%, 5/15/24                               317,019          317,343
   Series 2844, Cl. PE, 5%, 8/15/34                             7,500,000        7,200,335
   Series 2857, Cl. MG, 5%, 9/1/34                              4,970,000        4,776,788
   Series 2890, Cl. PE, 5%, 11/1/34                             9,070,000        8,699,820
   Series 2939, Cl. PE, 5%, 2/15/35                             9,198,000        8,812,486
   Series 2947, Cl. HE, 5%, 3/1/35                              3,990,000        3,817,681
   Series 2991, Cl. QG, 5%, 8/1/34                              5,900,000        5,672,508
   Series 3015, Cl. GM, 5%, 8/1/35                              8,440,000        8,066,030
   Series 3022, Cl. HU, 5%, 8/1/35                              8,000,000        7,646,672
   Series 3035, Cl. DM, 5.50%, 11/15/25                         3,704,639        3,740,773


                      2 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
   Series 3057, Cl. LG, 5%, 10/15/35                         $  5,000,000   $    4,780,575
   Series 3094, Cl. HS, 19.168%, 6/15/34(1)                       799,739          831,780
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
   Series 192, Cl. IO, 15.586%, 2/1/28(5)                         386,866           60,478
   Series 195, Cl. IO, 14.756%, 4/1/28(5)                       5,323,990        1,254,888
   Series 200, Cl. IO, 15.03%, 1/1/29(5)                          472,885           96,493
   Series 205, Cl. IO, 13.283%, 9/1/29(5)                       2,408,319          550,999
   Series 206, Cl. IO, (9.783)%, 12/1/29(5)                       652,241          146,827
   Series 2074, Cl. S, 37.726%, 7/17/28(5)                        492,251           76,330
   Series 2079, Cl. S, 44.397%, 7/17/28(5)                        783,851          120,801
   Series 2122, Cl. S, 43.135%, 2/15/29(5)                      3,504,322          378,104
   Series 216, Cl. IO, 14.406%, 12/1/31(5)                        683,664          115,388
   Series 217, Cl. IO, 8.937%, 1/1/32(5)                        1,230,702          268,076
   Series 224, Cl. IO, 11.533%, 3/1/33(5)                       2,740,269          476,318
   Series 2304, Cl. SK, 41.251%, 6/15/29(5)                     3,320,616          387,095
   Series 243, Cl. 6, 9.089%, 12/15/32(5)                       1,271,296          166,632
   Series 2493, Cl. S, 51.68%, 9/15/29(5)                         712,570           78,151
   Series 2526, Cl. SE, 36.758%, 6/15/29(5)                     1,291,538          156,983
   Series 2531, Cl. ST, 53.347%, 2/15/30(5)                       242,840            9,577
   Series 2802, Cl. AS, 99.99%, 4/15/33(5)                      1,873,677          139,416
   Series 2819, Cl. S, 41.569%, 6/15/34(5)                     10,407,869          995,754
   Series 2920, Cl. S, 60.52%, 1/15/35(5)                       6,356,049          511,997
   Series 3000, Cl. SE, 99.99%, 7/15/25(5)                      7,799,143          600,928
   Series 3004, Cl. SB, 99.99%, 7/15/35(5)                     10,102,005          809,871
   Series 3110, Cl. SL, 99.99%, 2/15/26(5)                        957,392           67,155
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security, Series 192, Cl. PO,
   5.707%, 2/1/28(6)                                              386,866          342,080
Federal National Mortgage Assn.:
   4.50%, 5/25/18-6/1/20                                       32,283,592       32,503,346
   4.50%, 12/1/23(7)                                           25,050,000       25,050,000
   5%, 12/1/17-6/25/22                                         54,373,090       55,474,080
   5%, 12/1/23-12/1/38(7)                                     148,569,000      149,627,270
   5%, 3/1/18(8)                                                1,317,175        1,343,019
   5.296%, 10/1/36                                             33,871,097       34,232,423
   5.50%, 1/25/33-7/25/33                                      92,685,002       94,513,246
   5.50%, 12/1/23-12/1/38(7)                                  112,730,000      114,618,314
   6%, 7/25/24-8/1/34                                          38,598,668       39,577,370
   6%, 12/18/23-12/1/38(7)                                     95,528,000       97,640,436
   6%, 6/25/30-4/25/33(8)                                       1,860,083        1,912,191
   6.50%, 6/25/17-1/1/34                                       31,018,252       32,139,868
   6.50%, 12/1/38(7)                                           23,715,000       24,378,285
   7%, 11/1/17-11/25/35                                        20,338,025       21,309,228
   7.50%, 2/25/27-8/25/33                                      13,503,101       14,245,088
   8%, 12/25/22                                                    43,550           46,140
   8.50%, 7/1/32                                                  102,434          111,119


                      3 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
   11%, 7/25/16                                              $     32,664   $       37,036
   11.50%, 11/25/15                                                35,118           40,118
   13%, 11/25/12                                                      945              983
Federal National Mortgage Assn. Grantor Trust:
   Gtd. Trust Multifamily Pass-Through Certificates,
   Trust 2001-T6, Cl. B, 6.088%, 5/25/11                       10,000,000        9,956,088
Interest-Only Stripped Mtg.-Backed Security, Trust
   2001-T4, Cl. IO, 24.022%, 7/25/41(5)                         5,270,733           83,657
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates:
   Trust 1992-161, Cl. H, 7.50%, 9/25/22                        6,009,812        6,354,042
   Trust 1992-34, Cl. G, 8%, 3/25/22                               70,506           73,583
   Trust 1993-87, Cl. Z, 6.50%, 6/25/23                         1,936,501        2,001,646
   Trust 1999-54, Cl. LH, 6.50%, 11/25/29                       1,522,901        1,557,340
   Trust 2001-51, Cl. OD, 6.50%, 10/25/31                       5,973,419        6,263,131
   Trust 2001-69, Cl. PF, 2.395%, 12/25/31(1)                   2,046,097        2,040,714
   Trust 2001-70, Cl. LR, 6%, 9/25/30                             176,585          176,605
   Trust 2001-74, Cl. QE, 6%, 12/25/31                          8,304,629        8,437,958
   Trust 2002-29, Cl. F, 2.395%, 4/25/32(1)                       995,061          991,517
   Trust 2002-52, Cl. FD, 1.895%, 9/25/32(1)                      857,049          848,000
   Trust 2002-59, Cl. F, 1.795%, 9/25/32(1)                     2,558,272        2,532,033
   Trust 2002-60, Cl. FH, 2.395%, 8/25/32(1)                    1,865,881        1,857,459
   Trust 2002-64, Cl. FJ, 2.395%, 4/25/32(1)                      306,304          303,026
   Trust 2002-68, Cl. FH, 1.978%, 10/18/32(1)                     603,333          595,969
   Trust 2002-9, Cl. PC, 6%, 3/25/17                            2,358,770        2,462,518
   Trust 2003-111, Cl. HF, 1.795%, 5/25/30(1)                   5,307,710        5,161,268
   Trust 2003-116, Cl. FA, 1.795%, 11/25/33(1)                    614,445          603,369
   Trust 2003-130, Cl. CS, 11.31%, 12/25/33(1)                    857,164          873,294
   Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                        4,266,000        4,218,346
   Trust 2003-26, Cl. XF, 1.845%, 3/25/23(1)                    6,402,366        6,361,259
   Trust 2003-28, Cl. KG, 5.50%, 4/25/23                        3,165,000        3,132,231
   Trust 2003-89, Cl. XF, 1.795%, 11/25/32(1)                   1,335,473        1,313,509
   Trust 2004-101, Cl. BG, 5%, 1/25/20                          5,307,000        5,333,984
   Trust 2004-72, Cl. FB, 1.895%, 9/25/34(1)                    4,077,418        4,123,181
   Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                          3,422,795        3,506,580
   Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                      2,490,000        2,441,937
   Trust 2005-117, Cl. LA, 5.50%, 12/25/27                      9,750,906        9,878,219
   Trust 2005-31, Cl. PB, 5.50%, 4/25/35                        2,280,000        2,281,654
   Trust 2005-59, Cl. NQ, 13.388%, 5/25/35(1)                   3,647,752        3,800,474
   Trust 2006-110, Cl. PW, 5.50%, 5/25/28                       6,165,892        6,251,088
   Trust 2006-24, Cl. DB, 5.50%, 4/25/26                        7,090,000        6,892,529
   Trust 2006-29, Cl. PA, 5.50%, 8/25/26                        6,294,244        6,362,111
   Trust 2006-46, Cl. SW, 19.084%, 6/25/36(1)                     864,776          920,268
   Trust 2006-50, Cl. KS, 19.085%, 6/25/36(1)                   2,937,678        3,113,637
   Trust 2006-50, Cl. SK, 19.085%, 6/25/36(1)                   3,105,555        3,280,936
   Trust 2007-9, Cl. LE, 5.50%, 3/25/37                         2,000,000        2,002,788
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
   Trust 2001-61, Cl. SH, 51.542%, 11/18/31(5)                  3,700,944          383,374


                      4 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
   Trust 2001-63, Cl. SD, 39.292%, 12/18/31(5)               $  1,252,941   $      128,113
   Trust 2001-68, Cl. SC, 34.989%, 11/25/31(5)                    867,224           84,911
   Trust 2001-81, Cl. S, 35.353%, 1/25/32(5)                      810,764           87,475
   Trust 2002-28, Cl. SA, 37.298%, 4/25/32(5)                     675,283           71,022
   Trust 2002-38, Cl. IO, 45.896%, 4/25/32(5)                     905,362           60,045
   Trust 2002-39, Cl. SD, 32.319%, 3/18/32(5)                     956,881          104,285
   Trust 2002-41, Cl. S, 68.551%, 7/25/32(5)                    3,323,314          365,067
   Trust 2002-48, Cl. S, 35.086%, 7/25/32(5)                    1,106,333          126,016
   Trust 2002-52, Cl. SD, 31.884%, 9/25/32(5)                     857,049          101,047
   Trust 2002-52, Cl. SL, 35.556%, 9/25/32(5)                     691,168           81,684
   Trust 2002-53, Cl. SK, 32.503%, 4/25/32(5)                     596,874           71,455
   Trust 2002-56, Cl. SN, 37.554%, 7/25/32(5)                   1,511,722          171,398
   Trust 2002-77, Cl. IS, 38.732%, 12/18/32(5)                  1,542,469          163,432
   Trust 2002-77, Cl. JS, 35.732%, 12/18/32(5)                  4,766,179          434,036
   Trust 2002-77, Cl. SA, 30.458%, 12/18/32(5)                  4,448,869          404,355
   Trust 2002-77, Cl. SH, 38.729%, 12/18/32(5)                  1,010,500          127,214
   Trust 2002-9, Cl. MS, 34.282%, 3/25/32(5)                    1,245,821          135,616
   Trust 2003-118, Cl. S, 50.458%, 12/25/33(5)                  6,724,537          709,870
   Trust 2003-23, Cl. ES, 87.911%, 10/25/22(5)                 12,722,956          784,887
   Trust 2003-33, Cl. SP, 55.375%, 5/25/33(5)                   3,294,904          365,719
   Trust 2003-4, Cl. S, 50.179%, 2/25/33(5)                     2,096,083          256,691
   Trust 2003-89, Cl. XS, 52.226%, 11/25/32(5)                    390,988           16,959
   Trust 2004-65, Cl. SA, 28.143%, 5/25/23(5)                   7,181,309          376,522
   Trust 2005-19, Cl. SA, 42.919%, 3/25/35(5)                  26,602,595        1,954,833
   Trust 2005-40, Cl. SB, 73.253%, 5/25/35(5)                   4,441,291          313,661
   Trust 2005-71, Cl. SA, 72.764%, 8/25/25(5)                   4,900,070          369,988
   Trust 2005-87, Cl. SE, 99.99%, 10/25/35(5)                   9,430,331          490,290
   Trust 2005-87, Cl. SG, 99.99%, 10/25/35(5)                   9,664,816          675,188
   Trust 2006-119, Cl. MS, 99.99%, 12/25/36(5)                  5,085,203          365,443
   Trust 2006-33, Cl. SP, 81.463%, 5/25/36(5)                   5,383,073          466,870
   Trust 2006-42, Cl. CI, 42.879%, 6/25/36(5)                  18,361,985        1,545,644
   Trust 2006-43, Cl. SJ, 62.442%, 6/25/36(5)                  24,343,881        2,097,683
   Trust 2006-48, Cl. QA, 49.623%, 6/25/36(5)                   7,937,786          553,701
   Trust 2006-51, Cl. SA, 42.05%, 6/25/36(5)                   25,305,499        1,950,889
   Trust 221, Cl. 2, 20.935%, 5/1/23(5)                         1,929,300          449,845
   Trust 240, Cl. 2, 16.611%, 9/1/23(5)                         3,062,300          730,841
   Trust 252, Cl. 2, 22.19%, 11/1/23(5)                           933,636          223,751
   Trust 302, Cl. 2, 5.932%, 6/1/29(5)                          2,774,027          548,515
   Trust 303, Cl. IO, 18.347%, 11/1/29(5)                         692,165          166,211
   Trust 321, Cl. 2, 13.029%, 4/1/32(5)                         3,416,456          743,799
   Trust 324, Cl. 2, 8.336%, 7/1/32(5)                          2,479,157          513,116
   Trust 328, Cl. 2, 5.261%, 12/1/32(5)                        15,886,802        2,732,754
   Trust 332, Cl. 2, 7.675%, 3/1/33(5)                         11,372,730        1,929,422
   Trust 333, Cl. 2, 8.157%, 4/1/33(5)                         10,395,606        1,715,426


                      5 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
   Trust 334, Cl. 12, 11.493%, 2/1/33(5)                     $  5,124,096   $      600,428
   Trust 334, Cl. 3, 11.109%, 7/1/33(5)                         1,853,030          252,285
   Trust 334, Cl. 5, 11.161%, 5/1/33(5)                         5,291,814          726,797
   Trust 338, Cl. 2, 7.081%, 7/1/33(5)                          5,265,565          870,408
   Trust 339, Cl. 7, 10.421%, 7/1/33(5)                         4,752,600          691,603
   Trust 339, Cl. 8, 10.979%, 8/1/33(5)                         1,025,195          147,808
   Trust 342, Cl. 2, 9.344%, 9/1/33(5)                            807,813          140,902
   Trust 344, Cl. 2, 14.336%, 12/1/33(5)                       22,914,538        4,179,115
   Trust 346, Cl. 2, 7.259%, 12/1/33(5)                         5,516,947          911,875
   Trust 351, Cl. 10, 13.031%, 4/1/34(5)                        1,712,561          191,463
   Trust 351, Cl. 11, 12.274%, 11/1/34(5)                         965,047          116,264
   Trust 351, Cl. 8, 10.378%, 4/1/34(5)                         2,910,040          326,603
   Trust 356, Cl. 10, 12.536%, 6/1/35(5)                        2,582,029          337,751
   Trust 356, Cl. 12, 11.554%, 2/1/35(5)                        1,336,956          174,917
   Trust 362, Cl. 12, 13.198%, 8/1/35(5)                        3,805,810          460,733
   Trust 362, Cl. 13, 13.076%, 8/1/35(5)                        2,029,566          246,844
   Trust 364, Cl. 15, 14.647%, 9/1/35(5)                        3,726,525          512,129
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security:
   Trust 322, Cl. 1, 5.047%, 4/1/32(6)                          5,742,841        4,916,894
   Trust 324, Cl. 1, 5.63%, 7/1/32(6)                             619,064          532,442
   Trust 327, Cl. 1, 6.053%, 9/1/32(6)                            726,267          633,603
Vendee Mortgage Trust, Interest-Only Stripped
   Mtg.-Backed Security, Series 1995-2B, Cl. 2IO,
   11.438%, 6/15/25(5)                                          7,060,405          131,866
                                                                            --------------
                                                                             1,095,873,810
                                                                            --------------
GNMA/GUARANTEED--1.1%
Government National Mortgage Assn.:
   5.375%, 5/9/17(1)                                               24,030           24,073
   6.50%, 11/29/23-12/30/23                                       110,720          113,683
   7%, 1/29/28-2/8/30                                             620,573          640,688
   7.50%, 3/2/22-11/29/26                                         425,065          450,350
   8%, 9/29/16-8/29/28                                            133,980          143,557
   8.50%, 8/1/17-12/15/17                                         443,441          476,716
   9%, 5/30/09                                                        202              207
   9.50%, 7/30/18-12/30/19                                         11,500           12,663
   10%, 8/29/17-8/30/19                                            71,959           84,048
   10.50%, 8/30/13-5/29/21                                        260,190          306,351
   11%, 11/8/19-8/8/20                                            219,227          257,843
   11.50%, 3/2/13                                                   6,871            7,656
   12%, 12/30/12-3/30/14                                            4,788            5,647
   12.50%, 1/30/14-3/2/14                                          26,119           30,967
   13%, 4/30/11                                                     4,516            5,111
   13.50%, 5/15/11-1/30/13                                          6,617            7,873
   14%, 6/30/11                                                     2,350            2,700
Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Pass-Through Certificates:
   Series 1999-32, Cl. ZB, 8%, 9/16/29                          6,202,223        6,934,427


                      6 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
GNMA/GUARANTEED CONTINUED
Series 2000-12, Cl. ZA, 8%, 2/16/30                          $  1,626,142   $    1,812,351
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
   Series 1998-19, Cl. SB, 34.98%, 7/16/28(5)                   1,581,980          225,743
   Series 1998-6, Cl. SA, 50.297%, 3/16/28(5)                     986,905          141,274
   Series 2006-47, Cl. SA, 54.887%, 8/16/36(5)                 32,741,183        2,564,591
                                                                            --------------
                                                                                14,248,519
                                                                            --------------
NON-AGENCY--15.1%
COMMERCIAL--9.9%
Banc of America Funding Corp., Mtg. Pass-Through
   Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32         2,287,329        2,246,228
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, (6.744)%, 6/22/24(5)                             18,714,715          329,267
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 3.359%,
   9/25/36(1)                                                     488,448          475,852
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
   Pass-Through Certificates, Series 2005-17, Cl. 1A8,
   5.50%, 9/1/35                                                5,700,000        4,664,650
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
   Mtg.-Backed Pass-Through Certificates, Series
   2006-AR1, Cl. 1A1, 4.90%, 10/25/35(1)                        9,136,473        6,987,741
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
   Trust, Commercial Mtg. Pass-Through Certificates,
   Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                  13,450,000       10,736,904
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2006-A5, Cl. 1A13, 1.845%, 10/25/36(1)                3,468,795        2,427,086
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C3, Cl. A4,
   5.913%, 6/1/39(1)                                            1,360,000          890,202
Credit Suisse First Boston Mortgage Securities Corp.,
   Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl.
   B, 6.662%, 8/13/18                                          10,767,000        9,916,493
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37        7,716,203        6,708,627
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
   Pass-Through Certificates:
   Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                       578,810          527,690
   Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                         320,541          317,635
   Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                   2,630,704        2,250,472
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                            1,665,048        1,545,368
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39         1,700,000        1,162,694
Heller Financial Commercial Mortgage Asset Corp.,
   Interest-Only Commercial Mtg. Obligations, Series
   2000-PH1, Cl. X, 6.014%, 1/17/34(5)                        136,529,990          687,292


                      7 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage Securities Trust
   2007-LDPX, Commercial Mtg. Pass-Through Certificates,
   Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                  $  3,840,000   $    2,335,912
JPMorgan Chase Commercial Mortgage Securities Trust,
   Commercial Mtg. Pass-Through Certificates:
   Series 2007-LD11, Cl. A2, 5.992%, 6/15/49(1)                 7,980,000        6,329,654
   Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                   1,940,000        1,541,319
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
   Certificates, Series 2006-A7, Cl. 2A2, 5.799%,
   1/1/37(1)                                                    2,573,148        1,866,652
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C1, Cl.
   A2, 5.318%, 1/15/12                                          9,150,000        7,353,485
Lehman Structured Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/26/24(2)                                             415,072          337,246
Mastr Alternative Loan Trust, CMO Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34           2,971,633        2,572,252
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg.
   Asset-Backed Certificates, Series 2005-A9, Cl. 4A1,
   5.491%, 12/1/35(1)                                           6,806,159        4,386,505
Morgan Stanley Capital I Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
   5.809%, 12/1/49                                              2,980,000        1,926,770
Nomura Asset Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 1998-D6, Cl. A1B,
   6.59%, 3/15/30                                                  45,211           45,035
PNC Mortgage Acceptance Corp., Commercial Mtg.
   Obligations, Series 2001-C1, Cl. A2, 6.36%, 3/12/34         10,000,000        9,350,765
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
   Pass-Through Certificates, Series PRU-HTG 2000-C1,
   Cl. A2, 7.306%, 10/6/15                                      8,181,000        7,068,533
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A114,
   5.75%, 4/25/37                                               6,143,918        4,068,656
Residential Asset Securitization Trust 2006-A9CB, Mtg.
   Pass-Through Certificates, Series 2006-A9CB, Cl. A5,
   6%, 9/25/36                                                  2,372,925        1,931,003
Structured Asset Securities Corp., Mtg. Pass-Through
   Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32        3,247,364        1,506,672
Wachovia Bank Commercial Mortgage Trust 2007-C33,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-C33, Cl. A4, 6.10%, 2/1/51(1)                           5,050,000        3,262,010
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
   1A4, 5.871%, 8/1/46(1)                                      11,184,452        7,320,969
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
   5A1, 5.561%, 11/1/36(1)                                      1,604,974        1,043,080
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
   2A3, 5.659%, 5/1/37(1)                                       1,686,654        1,048,694
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
   Mtg. Asset-Backed Pass-Through Certificates, Series
   2005-AR1, Cl. 1A1, 4.54%, 2/1/35(1)                         12,439,469        7,809,062
                                                                            --------------
                                                                               124,978,475
                                                                            --------------


                      8 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
   2A1, 6.10%, 9/25/36(1)                                    $  9,924,744   $    6,299,932
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.106%, 3/25/36(1)                                      3,935,569        2,270,564
                                                                            --------------
                                                                                 8,570,496
                                                                            --------------
MULTIFAMILY--0.7%
Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2005-F, Cl. 2A3,
   4.712%, 7/25/35(1)                                           1,962,111        1,490,444
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
   Pass-Through Certificates, Series 2003-46, Cl. 1A2,
   5.154%, 1/19/34(1)                                           3,279,053        2,775,103
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. 2A1,
   5.50%, 4/1/35                                                  989,966          889,455
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
   Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2,
   4.982%, 3/25/35(1)                                           3,089,227        1,845,330
Merrill Lynch Mortgage Investors Trust, Mtg.
   Pass-Through Certificates, Series 2005-A2, Cl. A2,
   4.487%, 2/1/35(1)                                            2,857,761        1,618,438
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
   2A2, 4.553%, 3/25/35(1)                                         15,703            9,737
                                                                            --------------
                                                                                 8,628,507
                                                                            --------------
OTHER--0.1%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
   Certificates, Series 2005-S2, Cl. 3A1, 6.735%,
   2/25/32(1)                                                   2,325,801        2,035,484
RESIDENTIAL--3.7%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
   Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
   4.567%, 2/1/37(1)                                            5,990,992        4,613,896
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
   Pass-Through Certificates, Series 2005-J4, Cl. A7,
   5.50%, 11/1/35                                               3,290,000        2,424,503
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
   Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
   5.617%, 6/1/47(1, 2)                                         4,752,464        2,471,281
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
   Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
   6.088%, 9/1/47(1)                                           11,933,354        6,932,067
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
   Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32        4,184,814        2,635,687
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
   Certificates, Series 2007-AR1, Cl. 4A1, 5.824%,
   3/1/37(1)                                                    5,730,026        2,865,013
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-10, Cl. 2A3B, 5.55%, 1/25/36                            1,301,732        1,184,194
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
   Asset-Backed Certificates, Series 2005-A1, Cl. 2A1,
   4.538%, 12/25/34(1)                                            537,439          315,988
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   6.074%, 10/25/36(1)                                         11,865,381        8,353,147


                      9 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL CONTINUED
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
   Pass-Through Certificates, Series 2007-3, Cl. 1A1,
   5.802%, 9/1/37(1, 2)                                      $  3,987,191   $    3,342,529
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
   6%, 9/25/36                                                    365,182          348,971
Salomon Smith Barney RV Trust, Recreational Vehicles
   Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18       2,500,000        2,475,797
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
   Certificates, Series 2007-S1, Cl. 3A1, 5.011%,
   8/1/22(1)                                                    2,954,172        1,920,212
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
   4A1, 5.454%, 2/1/37(1)                                       6,637,423        4,266,005
WaMu Mortgage Pass-Through Certificates, Mtg.
   Pass-Through Certificates, Series 2000-1, Cl. M3,
   3.645%, 1/25/40(1)                                              83,030           32,667
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 4.367%, 9/1/34(1)                                         519,675          373,110
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR13, Cl.
   A2, 5.748%, 9/1/36(1)                                        2,958,266        1,958,783
                                                                            --------------
                                                                                46,513,850
                                                                            --------------
Total Mortgage-Backed Obligations (Cost $1,340,009,564)                      1,300,849,141
                                                                            --------------
U.S. GOVERNMENT OBLIGATIONS--14.2%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13          15,830,000       16,192,396
Federal Home Loan Mortgage Corp. Unsec. Nts.:
   3.75%, 6/28/13                                              11,500,000       11,816,653
   4.125%, 9/27/13                                             35,880,000       37,518,137
   5.125%, 7/15/12                                             25,400,000       27,244,751
Federal National Mortgage Assn. Unsec. Nts.:
   3.25%, 4/9/13                                               20,005,000       20,153,437
   3.875%, 7/12/13                                             29,270,000       30,306,978
   4.625%, 10/15/14                                            20,610,000       21,951,320
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
   5.921%, 1/15/21(9)                                          25,656,000       15,017,329
                                                                            --------------
Total U.S. Government Obligations (Cost $174,251,147)                          180,201,001
                                                                            --------------
SHORT-TERM NOTES--16.6%
Federal Home Loan Bank:
   0.10%, 12/3/08                                              37,000,000       36,999,753
   0.13%, 12/1/08                                             172,400,000      172,400,000
                                                                            --------------
Total Short-Term Notes (Cost $209,399,753)                                     209,399,753
                                                                            --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,765,392,280)                   136.4%   1,724,644,835
LIABILITIES IN EXCESS OF OTHER ASSETS                               (36.4)    (460,039,541)
                                                             ------------   --------------
NET ASSETS                                                          100.0%  $1,264,605,294
                                                             ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Represents the current interest rate for a variable or increasing rate security.


                     10 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

(2.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $6,185,182, which represents 0.49% of the Fund's net assets. See accompanying Notes.

(3.) Non-income producing security.

(4.) Issue is in default. See accompanying Notes.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $49,616,722 or 3.92% of the Fund's net assets as of November 30, 2008.

(6.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,425,019 or 0.51% of the Fund's net assets as of November 30, 2008.

(7.) When-issued security or delayed delivery to be delivered and settled after November 30, 2008. See accompanying Notes.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,832,487. See accompanying Notes.

(9.) Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                                                           OTHER FINANCIAL
VALUATION DESCRIPTION                          INVESTMENTS IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------------------   ---------------
Level 1--Quoted Prices                               $           --         $    304,771
Level 2--Other Significant Observable Inputs          1,724,273,463          (63,202,301)
Level 3--Significant Unobservable Inputs                    371,372                   --
                                                     --------------         ------------
   Total                                             $1,724,644,835         $(62,897,530)
                                                     ==============         ============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                            UNREALIZED
                                                 NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE           VALUE      (DEPRECIATION)
-----------------------------------   --------   ---------   ----------   -------------   --------------
U.S. Treasury Bonds Futures, 10 yr.      Buy      100,000      3/20/09    $  93,024,969     $1,400,132
U.S. Treasury Bonds Futures, 20 yr.      Buy      100,000      3/20/09      156,040,875      7,215,352
U.S. Treasury Bonds Futures, 20 yr.     Sell      100,000      3/31/09     (113,443,032)    (1,762,919)
U.S. Treasury Nts. Futures, 2 yr.       Sell      200,000      3/31/09     (227,436,313)    (1,319,422)
                                                                                           -----------
                                                                                           $ 5,533,143
                                                                                           ===========


                     11 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

CREDIT DEFUALT SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                      PAY/                   UPFRONT
                                                               BUY/SELL   NOTIONAL   RECEIVE                 PAYMENT
SWAP                                                            CREDIT     AMOUNT     FIXED   TERMINATION   RECEIVED/
COUNTERPARTY                           REFERENCE ENTITY       PROTECTION   (000S)     RATE        DATE       (PAID)       VALUE
-------------------------------------  ---------------------  ----------  --------  --------  -----------  ----------  -----------
Deutsche Bank AG:
                                       ABX.HE.AAA.06-2 Index     Sell      $2,580     0.11%     5/25/46    $  128,984  $(1,346,466)
                                       ABX.HE.AAA.06-2 Index     Sell       2,580     0.11      5/25/46       128,961   (1,346,466)
                                                                                                           ----------  -----------
                                                                                                              257,945   (2,692,932)
Goldman Sachs Capital Markets LP       ABX.HE.AAA.06-2 Index     Sell       1,400     0.11      5/25/46       154,849     (730,641)
Morgan Stanley Capital Services, Inc.  ABX.HE.AAA.06-2 Index     Sell       1,930     0.11      5/25/46       598,200   (1,007,240)
UBS AG                                 ABX.HE.AAA.06-2 Index     Sell       1,430     0.11      5/25/46       446,801     (746,297)
                                                                                                           ----------  -----------
                                                                                                           $1,457,795  $(5,177,110)
                                                                                                           ==========  ===========

TYPE OF REFERENCE ASSET     TOTAL MAXIMUM POTENTIAL
ON WHICH THE FUND SOLD    PAYMENTS FOR SELLING CREDIT                          REFERENCE ASSET RATING
PROTECTION                 PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE *          RANGE **
-----------------------   ---------------------------   --------------------   ----------------------
Asset-Backed Indexes               $9,920,000                    $--                    AAA

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** Rating represents the likelihood of a potential payment by the Fund under a credit event as of period end.

TOTAL RETURN SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                    NOTIONAL                                                        TERMINATION
SWAP COUNTERPARTY                    AMOUNT          PAID BY THE FUND       RECEIVED BY THE FUND        DATE         VALUE
--------------------------------  -----------  ---------------------------  ----------------------  -----------  ------------
Barclays Bank plc:
                                  $60,470,000  If the credit spreads as     If credit spreads as       5/1/09    $(13,210,838)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA       Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA Index narrow,
                                               spread change minus 75       receives the spread
                                               basis points*                change*

                                   20,590,000  If the credit spreads as     If credit spreads as       5/1/09      (4,497,472)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA       Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA Index narrow,
                                               spread change minus 75       receives the spread
                                               basis points*                change*
                                                                                                                 ------------
                                                                                                                  (17,708,310)
                                                                                                                 ------------
Goldman Sachs Group, Inc. (The):
                                    4,580,000  If credit spreads as         If credit spreads as       2/1/09      (1,967,607)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA 8.5+  Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA 8.5+ Index
                                               spread change*               narrow, receives the
                                                                            spread change*

                                               If credit spreads as         If credit spreads as       3/31/09    (21,625,929)
                                               represented by the Banc of   represented by the Banc
                                   60,780,000  America Securities LLC AAA   of America Securities
                                               10 yr. CMBS Daily Index      LLC AAA 10 yr. CMBS
                                               widen, pays the spread       Daily Index narrow,
                                               change minus 660 basis       receives the spread
                                               points*                      change*
                                                                                                                 ------------
                                                                                                                  (23,593,536)
                                                                                                                 ------------
Morgan Stanley:
                                   42,300,000  If credit spreads as         If credit spreads as        3/1/09     (9,198,629)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA       Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA Index narrow,
                                               spread change*               receives the spread
                                                                            change*


                     12 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                    3,510,000  If credit spreads as         If credit spreads as        2/1/09     (1,486,857)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA 8.5+  Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA 8.5+ Index
                                               spread change minus 95       narrow, receives the
                                               basis points*                spread change*

                                    3,510,000  If credit spreads as         If credit spreads as        2/1/09     (1,502,881)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA 8.5+  Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA 8.5+ Index
                                               spread change minus 95       narrow, receives the
                                               basis points*                spread change*

                                    8,370,000  If credit spreads as         If credit spreads as        2/1/09     (3,600,357)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA 8.5+  Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA 8.5+ Index
                                               spread change minus 70       narrow, receives the
                                               basis points*                spread change*

                                    2,190,000  If credit spreads as         If credit spreads as        2/1/09       (934,621)
                                               represented by the Lehman    represented by the
                                               Brothers U.S. CMBS AAA 8.5+  Lehman Brothers U.S.
                                               Index widen, pays the        CMBS AAA 8.5+ Index
                                               spread change minus 50       narrow, receives the
                                               basis points*                spread change*
                                                                                                                 ------------
                                                                                                                  (16,723,345)
                                                                                                                 ------------
                                                                                                                 $(58,025,191)
                                                                                                                 ============

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                     13 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities            $408,347,953
Sold securities                    6,270,801


                     14 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2008, securities with an aggregate market value of $34,126, representing less than 0.005% of the Fund's net assets, were in default.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent


                     15 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or losss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the


                     16 | Oppenheimer U.S. Government Trust

OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,765,504,459
Federal tax cost of other investments      (98,804,439)
                                        --------------
Total federal tax cost                  $1,666,700,020
                                        ==============
Gross unrealized appreciation           $   46,024,992
Gross unrealized depreciation             (143,095,980)
                                        --------------
Net unrealized depreciation             $  (97,070,988)
                                        ==============


                     17 | Oppenheimer U.S. Government Trust


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009